UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Mt. Auburn Management
Address:	79 Milk Street
	Suite 806
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

	Suzanne E. Werber	Boston, MA	July 28, 1999


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$1,339,175



List of Other Managers:	NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- -
-- ---- ------- ------------ -------- -------- --------
America Online                 COM              02364J104   153505  1395500
SH       SOLE                           1395500
BMC Software                   COM              055921100   136039  2519246
SH       SOLE                           2519246
EMC Corp                       COM              268648102   197028  3582330
SH       SOLE                           3582330
IMS Health                     COM              449934108    51629  1652129
SH       SOLE                           1652129
Lucent Technologies            COM              549463107   132247  1961025
SH       SOLE                           1961025
MCI WorldCom                   COM              55268B106   149057  1731967
SH       SOLE                           1731967
Solectron Corp                 COM              834182107   213733  3205000
SH       SOLE                           3205000
Tellabs                        COM              879664100   156321  2313730
SH       SOLE                           2313730
Texas Instruments              COM              882508104    49752   345500
SH       SOLE                            345500
Williams Cos                   COM              969457100    98788  2321000
SH       SOLE                           2321000
i2 Technologies                COM              465754109     1075    25000
SH       SOLE                             25000